General Information (Details)	6 Months Ended
	Dec. 31, 2023 RM / shares shares	Dec. 31, 2023 $ / shares shares	Feb. 05, 2024 shares	Oct. 06, 2023	May 26, 2023
General Information [Line Items]
Ordinary shares	7,503,858	7,503,858
Equity interest percentage	28.38%	28.38%		100.00%	10.00%
Exchange rate | (per share)	RM 4.595	$ 1
Subsequent Events After Reporting Period [Member]
General Information [Line Items]
Ordinary shares			1,000
Equity interest percentage			66.18%
Subsequent Events After Reporting Period [Member] | ARB IOT Group Limited [Member]
General Information [Line Items]
Ordinary shares			17,496,142